1
Nuveen International Value Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.2%
X 71,099,448 COMMON STOCKS - 98.2%
X 71,099,448
Aerospace & Defense - 1.8%
12,103 Thales SA (2) $ 1,333,677
Air Freight & Logistics - 1.8%
44,403 Deutsche Post AG (2) 1,338,290
Airlines - 2.0%
79,200 Japan Airlines Co Ltd (2),(3) 1,418,313
Automobiles - 3.2%
10,918 Hyundai Motor Co (2) 638,300
12,719 Toyota Motor Corp, Sponsored ADR 1,657,158
Total Automobiles 2,295,458
Banks - 11.6%
726,674 Barclays PLC (2) 1,156,236
253,733 ING Groep NV (2) 2,174,093
134,734 Nordea Bank Abp (2) 1,151,406
135,232 Oversea-Chinese Banking Corp Ltd (2) 1,108,075
54,700 Sumitomo Mitsui Trust Holdings Inc (2) 1,555,651
1,368,399 Unicaja Banco SA, 144A (2) 1,233,854
Total Banks 8,379,315
Capital Markets - 2.5%
124,918 UBS Group AG 1,812,560
Chemicals - 1.4%
11,772 Nutrien Ltd 981,746
Commercial Services & Supplies - 1.3%
48,700 Dai Nippon Printing Co Ltd (2) 975,667
Diversified Financial Services - 1.6%
16,402 Groupe Bruxelles Lambert NV (2) 1,147,076
Diversified Telecommunication Services - 1.9%
49,910 Nippon Telegraph & Telephone Corp, ADR 1,346,841
Electrical Equipment - 1.8%
47,631 Mabuchi Motor Co Ltd (2) 1,293,264
Energy Equipment & Services - 2.0%
127,778 Technip Energies NV (2) 1,448,078
Food & Staples Retailing - 3.3%
29,200 Seven & i Holdings Co Ltd (2) 1,172,965
536,214 Tesco PLC (2) 1,230,650
Total Food & Staples Retailing 2,403,615
Health Care Providers & Services - 1.3%
34,298 Fresenius Medical Care AG & Co KGaA (2) 966,278

Nuveen International Value Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
2
Shares Description (1) Value
Hotels, Restaurants & Leisure - 3.8%
40,501 Accor SA (2),(3) $ 847,913
760,891 Sands China Ltd (2),(3) 1,894,790
Total Hotels, Restaurants & Leisure 2,742,703
Household Durables - 2.4%
44,064 Sekisui House Ltd (2) 729,801
1,021,913 Taylor Wimpey PLC (2) 995,075
Total Household Durables 1,724,876
Industrial Conglomerates - 3.7%
685,386 Melrose Industries PLC (2) 766,376
19,925 Siemens AG (2) 1,947,526
Total Industrial Conglomerates 2,713,902
Insurance - 8.5%
39,572 Ageas SA/NV (2) 1,443,258
6,086 Allianz SE (2) 958,754
34,451 Axis Capital Holdings Ltd 1,693,267
52,400 Sompo Holdings Inc (2) 2,096,593
Total Insurance 6,191,872
Interactive Media & Services - 1.4%
8,508 Baidu Inc, Sponsored ADR (3) 999,605
Machinery - 1.4%
56,885 Komatsu Ltd (2) 1,035,779
Media - 2.4%
36,155 Publicis Groupe SA (2) 1,713,120
Metals & Mining - 5.5%
26,750 Agnico Eagle Mines Ltd 1,129,652
65,554 BHP Group Ltd (2) 1,629,549
2,890 Korea Zinc Co Ltd (2) 1,194,916
Total Metals & Mining 3,954,117
Multi-Utilities - 1.4%
94,959 National Grid PLC (2) 977,518
Oil, Gas & Consumable Fuels - 3.5%
51,356 Shell PLC, ADR 2,555,475
Pharmaceuticals - 6.5%
22,609 Bayer AG (2) 1,041,698
68,913 GSK PLC (2) 995,290
24,853 Sanofi (2) 1,892,468
30,400 Takeda Pharmaceutical Co Ltd (2) 789,421
Total Pharmaceuticals 4,718,877
Professional Services - 3.4%
44,485 Adecco Group AG (2) 1,227,767
12,781 Wolters Kluwer NV (2) 1,244,532
Total Professional Services 2,472,299
Real Estate Management & Development - 2.8%
203,554 City Developments Ltd (2) 1,072,756
579,000 Hang Lung Properties Ltd (2) 950,797
Total Real Estate Management & Development 2,023,553

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 4.3%
41,028 Aixtron SE (2) $ 986,899
35,800 MediaTek Inc (2) 617,779
22,800 Rohm Co Ltd (2) 1,494,225
Total Semiconductors & Semiconductor Equipment 3,098,903
Software - 2.7%
8,563 Check Point Software Technologies Ltd (3) 959,227
12,491 SAP SE (2) 1,017,956
Total Software 1,977,183
Specialty Retail - 1.1%
1,091,000 Topsports International Holdings Ltd, 144A (2) 762,648
Technology Hardware, Storage & Peripherals - 3.0%
23,200 FUJIFILM Holdings Corp (2) 1,059,655
34,412 Samsung Electronics Co Ltd (2) 1,117,801
Total Technology Hardware, Storage & Peripherals 2,177,456
Textiles, Apparel & Luxury Goods - 1.5%
2,414 Kering SA (2) 1,070,726
Wireless Telecommunication Services - 1.4%
29,704 SK Telecom Co Ltd (2) 1,048,658
Total Long-Term Investments (cost $68,544,049) 71,099,448
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.8%
X 597,850 REPURCHASE AGREEMENTS - 0.8%
X 597,850
$ 598 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22,repurchase price $597,891,
collateralized by $659,700, U.S. Treasury Note, 2.25%,
due 8/15/27, value $609,810
0.830% 10/03/22 $ 597,850
Total Short-Term Investments (cost $597,850) 597,850
Total Investments (cost $ 69,141,899 ) - 99 .0% 71,697,298
Other Assets Less Liabilities -  1.0% 739,704
Net Assets - 100% $ 72,437,002

Nuveen International Value Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
4
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 13,135,530 $ 57,963,918 $ – $ 71,099,448
Short-Term Investments:
Repurchase Agreements – 597,850 – 597,850
Total
$ 13,135,530 $ 58,561,768 $ – $ 71,697,298
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt